Benefit plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Benefit plans

Note 14 — Benefit plans

The Company maintains a 401(k) defined contribution savings and retirement plan for substantially all of its U.S. employees. Subject to Code limitations, an employee may elect to contribute an amount up to 60% of compensation during each plan year. The Company is not required to make contributions to the plan but can make discretionary contributions. The Company has not made any contributions to the 401(k) plan for the years ended December 31, 2020, 2019, and 2018.